Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Other acquisitions
Business combinations
Schedule of purchase consideration and purchase accounting

EURm	2017	2016
Other intangible assets	169	70
Other net assets	67	16
Total identifiable net assets	236	86
Goodwill	162	274
Total purchase consideration	398	360

Alcatel Lucent
Business combinations
Schedule of purchase consideration and purchase accounting

Fair value of the purchase consideration:

EURm
Alcatel Lucent shares or ADSs	10 046
OCEANE convertible bonds	1 570
Consideration attributable to the vested portion of replacement share-based payment awards	6
Total	11 622

Purchase accounting

The fair values of the acquired identifiable assets and liabilities of Alcatel Lucent, as of the date of acquisition:

EURm
Non-current assets
Intangible assets	5 711
Property, plant and equipment	1 412
Deferred tax assets	2 328
Defined benefit pension assets	3 201
Other non-current assets	687
Total non-current assets	13 339
Current assets
Inventories	1 992
Accounts receivable	2 813
Other current assets	1 360
Cash and cash equivalents	6 198
Total current assets	12 363
Total assets acquired	25 702
Non-current liabilities
Long-term interest-bearing liabilities	4 037
Deferred tax liabilities	425
Defined benefit pension and post-retirement liabilities	4 464
Other non-current liabilities	601
Total non-current liabilities	9 527
Current liabilities
Current borrowings and other financial liabilities	671
Other current liabilities	7 252
Total current liabilities	7 923
Total liabilities assumed	17 450
Net identifiable assets acquired	8 252
Attributable to:
Equity holders of the parent	6 538
Non-controlling interests	1 714
Goodwill	5 084
Purchase consideration	11 622

Schedule of fair value of intangible assets acquired

	Fair value	Amortization period
	EURm	years
Customer relationships	2 902	10
Technologies	2 170	4
Other	639	8
Total	5 711